Deferred Revenue - Classification of Deferred Revenue (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Current portion	$ 302	$ 296	$ 217
Long term portion	196	268	$ 163
Deferred revenue	$ 498	$ 564		$ 380